Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	Retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2023 | shares			53,107,765
Beginning balance at Dec. 31, 2023		$ 2,553,706	$ 745	$ 3,097,054	$ (1,131,225)	$ 587,132
Net income for the period		441,512				441,512
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,465,300
Issuance of restricted stock, net of forfeitures		0	$ 15	(15)
Equity settled share based compensation expense		29,139		29,139
Purchase of treasury shares (in shares) | shares			(686,654)
Purchase of treasury shares		(53,726)			(53,726)
Dividends paid	[1]	(42,879)				(42,879)
Ending balance (in shares) at Jun. 30, 2024 | shares			53,886,411
Ending balance at Jun. 30, 2024		2,927,752	$ 760	3,126,178	(1,184,951)	985,765
Beginning balance (in shares) at Dec. 31, 2024 | shares			49,923,042
Beginning balance at Dec. 31, 2024		2,865,881	$ 760	3,159,548	(1,466,818)	1,172,391
Net income for the period		131,722				131,722
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,099,748
Issuance of restricted stock, net of forfeitures		0	$ 11	(11)
Equity settled share based compensation expense		35,392		35,392
Purchase of treasury shares (in shares) | shares			(6,500)
Purchase of treasury shares		(309)			(309)
Dividends paid	[1]	(40,374)				(40,374)
Ending balance (in shares) at Jun. 30, 2025 | shares			51,016,290
Ending balance at Jun. 30, 2025		$ 2,992,312	$ 771	$ 3,194,929	$ (1,467,127)	$ 1,263,739

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.